Acquisitions	12 Months Ended
Dec. 31, 2013
Business Combinations [Abstract]
Acquisitions

4. ACQUISITIONS

In November 2012, the Company acquired Knott’s Soak City, a stand-alone Southern California water park, from an affiliate of Cedar Fair L.P, for a total price of $15,000. The Company paid $12,000 at closing and had a note payable for the remaining $3,000 which was due and paid in the third quarter of 2013. For the year ended December 31, 2012, there were no material revenues or expenses associated with the park included in the accompanying consolidated financial statements because the park was closed for the season. The Company rebranded the water park as Aquatica San Diego and re-opened in June 2013.

The Company allocated the cost of the acquisition to the assets acquired based upon their respective fair values. These fair values are based on management’s estimates and assumptions, including variations of the income approach, the market approach and the cost approach, resulting in a purchase price allocation as follows:

Land	$12,100
Other property and equipment	2,400
Non-compete agreement	500

Total assets acquired	$15,000